Cover Page Cover Page	Jan. 10, 2021	Nov. 05, 2020	Jan. 13, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 10, 2021
Entity Registrant Name	EMERGENT BIOSOLUTIONS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33137
Entity Tax Identification Number	14-1902018
Entity Address, Address Line One	400 Professional Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20879
City Area Code	240
Local Phone Number	631-3200
Written Communications			false
Soliciting Material			false
Pre-commencement Tender Offer			false
Pre-commencement Issuer Tender Offer			false
Entity Emerging Growth Company	false
Title of 12(b) Security		Common Stock, Par Value $0.001 per share
Trading Symbol		EBS
Security Exchange Name		NYSE
Entity Central Index Key			0001367644
Amendment Flag			false